CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Net loss	$ (2,816)	$ (574)	$ (9,463)	$ (5,134)	$ (7,406)	$ (6,330)
Foreign currency translation adjustment	0	1	0	(23)	100	25
Comprehensive loss	$ (2,816)	$ (573)	$ (9,463)	$ (5,157)	$ (7,306)	$ (6,305)